Consolidated income statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	[1]
Continuing operations:
Insurance revenue		$ 9,371	$ 8,549
Insurance service expense:
Claims incurred		(2,913)	(2,563)
Directly attributable expenses incurred		(1,258)	(1,221)
Amortisation of insurance acquisition cash flows		(2,745)	(2,453)
Other insurance service expenses		(197)	(30)
Insurance service expense		(7,113)	(6,267)
Net expense from reinsurance contracts held		(171)	(105)
Insurance service result		2,087	2,177
Interest revenue calculated using the effective interest method		340	237
Other investment return on financial investments		9,423	(29,617)
Investment return		9,763	(29,380)
Fair value movement on investment contract liabilities		(24)	67
Net insurance and reinsurance finance income (expense)
Net finance (expense) income from insurance contracts		(8,839)	28,623
Net finance income (expense) from reinsurance contracts held		191	(1,193)
Net insurance and reinsurance finance income (expense)		(8,648)	27,430
Net investment result		1,091	(1,883)
Other revenue		369	436
Non-insurance expenditure		(990)	(1,019)
Finance costs: interest on core structural borrowings of shareholder-financed businesses		(172)	(200)
(Loss) gain attaching to corporate transactions		(22)	55
Share of loss from joint ventures and associates, net of related tax		(91)	(85)
Profit (loss) before tax (being tax attributable to shareholders' and policyholders' returns)	[2]	2,272	(519)	[3]
Tax charge attributable to policyholders' returns		(175)	(124)
Profit (loss) before tax attributable to shareholders' returns		2,097	(643)
Total tax charge attributable to shareholders' and policyholders' returns		(560)	(478)
Remove tax charge attributable to policyholders' returns		175	124
Tax charge attributable to shareholders' returns		(385)	(354)
Profit (loss) for the year		1,712	(997)
Attributable to:
Profit (loss) attributable to equity holders of the Company		1,701	(1,007)
Profit (loss) attributable to non-controlling interests		11	10
Profit (loss) for the year		$ 1,712	$ (997)
Basic
Basic earnings per share		$ 0.621	$ (0.368)
Diluted
Diluted earnings per share		$ 0.619	$ (0.368)

[1]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results and the related notes have been re-presented from those previously published. The 2021 comparative results and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis as previously published. Therefore, the 2021 comparative results are not comparable to the 2023 and 2022 results. Refer to note A3.1 for accounting policies that form the basis for the 2021 IFRS 4 disclosures.
[2]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders.
[3]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results have been re-presented from those previously published. Results for the year ended 31 December 2021 and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis and are not comparable to the 2023 and 2022 results.